Class 1 Shares | JPMorgan Insurance Trust U.S Equity Portfolio
Risk/Return Summary JPMorgan Insurance Trust U.S. Equity Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to provide high total return from a portfolio of selected equity securities.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class 1 Shares JPMorgan Insurance Trust U.S Equity Portfolio Class 1
Management Fees		0.55%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.26%
Total Annual Fund Operating Expenses		0.81%
Fee Waivers and Expense Reimbursements	[1]	(0.01%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.80%
[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.80% of their average daily net assets. This contract cannot be terminated prior to 5/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust U.S Equity Portfolio CLASS 1 SHARES	82	258	449	1,001

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust U.S Equity Portfolio CLASS 1 SHARES	82	258	449	1,001

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 71% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Portfolio primarily invests in common stocks of large- and mid-capitalization U.S. companies but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts.

Sector by sector, the Portfolio’s weightings are similar to those of the S&P 500 Index. Within each sector, the Portfolio focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Portfolio seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Portfolio so they can differ only moderately from the sector weightings of the S&P 500 Index, the Portfolio seeks to limit its volatility to that of the overall market, as represented by this index.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivative, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Portfolio, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Portfolio, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:
  catalysts that could trigger a rise in a stock’s price
  high potential reward compared to potential risk
  temporary mispricings caused by apparent market overreactions.

The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, expropriation and nationalization risks, higher transactions costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Portfolio. Derivatives may be more sensitive to changes in economic or market conditions and may create leverage which could result in losses that significantly exceed the Portfolio’s original investment. Derivatives also expose the Portfolio to counterparty risk which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to risks of mispricing or improper valuation.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Variable Underlying Funds Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	17.72%
Worst Quarter	4th quarter, 2008	–20.62%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Average Annual Total Returns Class 1 Shares JPMorgan Insurance Trust U.S Equity Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
CLASS 1 SHARES	17.65%	2.71%	7.30%
S&P 500 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	16.00%	1.66%	7.10%
LIPPER VARIABLE UNDERLYING FUNDS LARGE-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	15.23%	0.73%	6.51%